Note 35 - Nationalization of Venezuelan subsidiaries (Details Textual) - USD ($) $ in Millions		12 Months Ended
	Dec. 12, 2016	Dec. 31, 2023	Jan. 25, 2023	Nov. 05, 2021	Aug. 24, 2021	Jul. 17, 2020	Jan. 29, 2016
Disclosure of subsidiaries [line items]
Nationalization of subsidiaries compensation award collected		$ 82.0
Nationalization of subsidiaries net results		$ 33.3
TALTA—TRADING E MARKETING SOCIEDADE UNIPESSOAL LDA. [member] | VENEZUELA | Awards purchase agreement [member]
Disclosure of subsidiaries [line items]
Purchase agreement			$ 81.0
Non-refundable signing payment as reimbursement of expenses			$ 1.0
Matesi Materiales Siderúrgicos S.A [member] | TALTA—TRADING E MARKETING SOCIEDADE UNIPESSOAL LDA. [member] | VENEZUELA | ICSID in Washington D.C. [member]
Disclosure of subsidiaries [line items]
Nationalization of subsidiaries, compensation award not including pre-award interest							$ 87.3
Nationalization of subsidiaries, pre-award interest							85.5
Nationalization of subsidiaries, compensation award including pre-award interest and legal fees							173.0
Nationalization of subsidiaries, reimbursement of legal fees and administrative costs							$ 0.2
Matesi Materiales Siderúrgicos S.A [member] | TALTA—TRADING E MARKETING SOCIEDADE UNIPESSOAL LDA. [member] | VENEZUELA | Federal court in District of Columbia [member]
Disclosure of subsidiaries [line items]
Nationalization of subsidiaries, compensation award including including principal and post-award interest						$ 256.4
Tavsa and Comsigua [member] | TALTA—TRADING E MARKETING SOCIEDADE UNIPESSOAL LDA. [member] | VENEZUELA | ICSID in Washington D.C. [member]
Disclosure of subsidiaries [line items]
Nationalization of subsidiaries, compensation award not including pre-award interest	$ 137.0
Nationalization of subsidiaries, pre-award interest	76.0
Nationalization of subsidiaries, reimbursement of legal fees and administrative costs	$ 3.3
Nationalization of subsidiaries, interest rate basis spread	LIBOR
Nationalization of subsidiaries, basis spread on variable rate	4.00%
Tavsa and Comsigua [member] | TALTA—TRADING E MARKETING SOCIEDADE UNIPESSOAL LDA. [member] | VENEZUELA | Federal court in District of Columbia [member]
Disclosure of subsidiaries [line items]
Nationalization of subsidiaries, compensation award including including principal and post-award interest					$ 276.9
Nationalization of subsidiaries, compensation award including principal, post-award interest and post-judgment interest				$ 280.7